Investment Properties (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Disclosure of investment property [text block] [Abstract]
Land amount	$ 1,412		$ 1,844
Total carrying value	432	$ 1,277
Recognized loss	$ 1	$ 41